PREPAYMENTS, NET	6 Months Ended
Jun. 30, 2025
PREPAYMENTS, NET
PREPAYMENTS, NET

NOTE 6 — PREPAYMENTS, NET

Prepayments consisted of the following:

	As of
	December 31, 2024	June 30, 2025
Prepayment for R&D	$13,296,763	$17,340,933
Prepayment for purchase of property and equipment	1,378,198	1,360,542
Prepayment for purchase of materials and others	3,305,963	4,634,380
Prepaid expense for others	319,196	1,006,706
Subtotal	18,300,120	24,342,561
Less: impairment loss	(4,867)	(4,959)
Subtotal, net	18,295,253	24,337,602
Less: Long term portion	(8,021,046)	(8,353,796)
Prepayments, net – current portion	$10,274,207	$15,983,806

Prepayments as of December 31, 2024 and June 30, 2025 were all made to third parties. The third-party R&D service provider issues a R&D progress report at the end of each period, and the Company recognizes the prepayment as R&D expenses based on the percentage of completion on the progress report, while the prepayment corresponding to uncompleted R&D is still recognized as prepayment.

The balance of the prepayment - impairment loss is as follows:

	For the six months ended June 30,
	2024	2025
Balance at the beginning of the period	$(5,002)	$(4,867)
Additions charged to the impairment loss	—	—
Foreign currency translation adjustments	114	(92)
Balance at the end of the period	$(4,888)	$(4,959)